Royalty agreement (Details Textual)	12 Months Ended
Dec. 31, 2013
Summary of Royalty Agreement [Line Items]
Royalty On Profit Percentage	55.00%
Aspen Global Incorporated [Member]
Summary of Royalty Agreement [Line Items]
Right Distribution Agreement Term	50 years